PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)

Common Stocks – 58.6% of Net Assets
	Aerospace & Defense – 1.3%
190	AAR Corp.(a)	$10,028
52	Axon Enterprise, Inc.(a)	10,957
485	Boeing Co.(a)	100,288
38	L3Harris Technologies, Inc.	7,416
33	Lockheed Martin Corp.	15,327
77	Moog, Inc., Class A	6,939
117	Raytheon Technologies Corp.	11,688

		162,643

	Air Freight & Logistics – 0.5%
300	Expeditors International of Washington, Inc.	34,152
26	FedEx Corp.	5,922
197	GXO Logistics, Inc.(a)	10,467
75	United Parcel Service, Inc., Class B	13,486

		64,027

	Automobile Components – 0.6%
34	Aptiv PLC(a)	3,497
685	BorgWarner, Inc.	32,969
525	Dana, Inc.	7,765
318	Magna International, Inc.	16,587
200	Mobileye Global, Inc., Class A(a)	7,528
69	Visteon Corp.(a)	9,687

		78,033

	Automobiles – 1.0%
1,317	General Motors Co.	43,514
403	Tesla, Inc.(a)	66,217
72	Thor Industries, Inc.	5,689

		115,420

	Banks – 2.9%
318	Ameris Bancorp	10,653
1,632	Bank of America Corp.	47,785
897	Citigroup, Inc.	42,222
120	Citizens Financial Group, Inc.	3,713
227	East West Bancorp, Inc.	11,734
15	First Citizens BancShares, Inc., Class A	15,108
576	First Financial Bancorp	11,923
1,480	FNB Corp.	16,990
1,178	Fulton Financial Corp.	14,054
269	Huntington Bancshares, Inc.	3,013
317	International Bancshares Corp.	13,526
259	JPMorgan Chase & Co.	35,804
171	KeyCorp	1,926
101	PNC Financial Services Group, Inc.	13,155
147	Regions Financial Corp.	2,684
1,131	Truist Financial Corp.	36,848

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
499	Trustmark Corp.	$11,921
155	U.S. Bancorp	5,313
303	Webster Financial Corp.	11,302
1,148	Wells Fargo & Co.	45,633

		355,307

	Beverages – 1.0%
61	Boston Beer Co., Inc., Class A(a)	19,368
191	Coca-Cola Co.	12,253
170	Keurig Dr Pepper, Inc.	5,559
1,428	Monster Beverage Corp.(a)	79,968
36	PepsiCo, Inc.	6,872

		124,020

	Biotechnology – 1.4%
58	AbbVie, Inc.	8,765
252	Alnylam Pharmaceuticals, Inc.(a)	50,198
22	Amgen, Inc.	5,274
14	Biogen, Inc.(a)	4,259
37	BioMarin Pharmaceutical, Inc.(a)	3,554
285	CRISPR Therapeutics AG(a)	13,948
92	Gilead Sciences, Inc.	7,563
154	Halozyme Therapeutics, Inc.(a)	4,948
69	Incyte Corp.(a)	5,134
90	Neurocrine Biosciences, Inc.(a)	9,094
63	Regeneron Pharmaceuticals, Inc.(a)	50,513
27	United Therapeutics Corp.(a)	6,214
11	Vertex Pharmaceuticals, Inc.(a)	3,748

		173,212

	Broadline Retail – 2.2%
229	Alibaba Group Holding Ltd., ADR(a)	19,394
1,994	Amazon.com, Inc.(a)	210,268
610	eBay, Inc.	28,322
339	Macy’s, Inc.	5,539

		263,523

	Building Products – 0.9%
105	Builders FirstSource, Inc.(a)	9,951
52	Carlisle Cos., Inc.	11,224
87	Carrier Global Corp.	3,638
401	Fortune Brands Innovations, Inc.	25,941
39	Lennox International, Inc.	10,995
557	Masco Corp.	29,805
518	MasterBrand, Inc.(a)	4,180
119	Owens Corning	12,710
98	Trex Co., Inc.(a)	5,357

		113,801

	Capital Markets – 3.4%
761	Bank of New York Mellon Corp.	32,411

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
11	BlackRock, Inc.	$7,383
40	Cboe Global Markets, Inc.	5,588
663	Charles Schwab Corp.	34,635
61	CME Group, Inc.	11,332
70	FactSet Research Systems, Inc.	28,818
118	Goldman Sachs Group, Inc.	40,526
432	Intercontinental Exchange, Inc.	47,058
249	Janus Henderson Group PLC	6,462
976	KKR & Co., Inc.	51,796
70	Moody’s Corp.	21,918
84	Morgan Stanley	7,557
58	MSCI, Inc.	27,982
29	Northern Trust Corp.	2,267
43	S&P Global, Inc.	15,591
435	SEI Investments Co.	25,626
515	State Street Corp.	37,214
26	T. Rowe Price Group, Inc.	2,921
49	Virtus Investment Partners, Inc.	8,928

		416,013

	Chemicals – 0.6%
13	Air Products & Chemicals, Inc.	3,827
40	DuPont de Nemours, Inc.	2,789
26	Ecolab, Inc.	4,364
141	HB Fuller Co.	9,330
98	Innospec, Inc.	9,960
50	Linde PLC	18,472
180	Livent Corp.(a)	3,933
120	Minerals Technologies, Inc.	7,111
18	Sherwin-Williams Co.	4,276
66	Stepan Co.	6,085

		70,147

	Commercial Services & Supplies – 0.1%
72	MSA Safety, Inc.	9,342
24	Waste Management, Inc.	3,985

		13,327

	Communications Equipment – 0.2%
168	Ciena Corp.(a)	7,735
48	F5, Inc.(a)	6,449
92	Lumentum Holdings, Inc.(a)	4,439

		18,623

	Construction & Engineering – 0.2%
246	AECOM	20,430

	Construction Materials – 0.2%
27	Martin Marietta Materials, Inc.	9,806
62	Vulcan Materials Co.	10,858

		20,664

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.1%
1,486	Ally Financial, Inc.	$39,201
234	American Express Co.	37,753
506	Capital One Financial Corp.	49,234
85	Synchrony Financial	2,508

		128,696

	Consumer Staples Distribution & Retail – 0.7%
141	BJ’s Wholesale Club Holdings, Inc.(a)	10,768
28	Costco Wholesale Corp.	14,090
501	Kroger Co.	24,364
237	Sprouts Farmers Market, Inc.(a)	8,215
55	Target Corp.	8,676
97	Walgreens Boots Alliance, Inc.	3,419
135	Walmart, Inc.	20,381

		89,913

	Containers & Packaging – 0.1%
29	Ball Corp.	1,542
229	Sonoco Products Co.	13,882

		15,424

	Distributors – 0.1%
33	Genuine Parts Co.	5,554

	Diversified Consumer Services – 0.2%
85	Grand Canyon Education, Inc.(a)	10,090
175	Service Corp. International	12,283

		22,373

	Diversified REITs – 0.1%
565	American Assets Trust, Inc.	10,283

	Diversified Telecommunication Services – 0.5%
1,008	AT&T, Inc.	17,811
388	Frontier Communications Parent, Inc.(a)	8,746
186	Iridium Communications, Inc.	11,805
673	Verizon Communications, Inc.	26,133

		64,495

	Electric Utilities – 0.4%
169	American Electric Power Co., Inc.	15,619
209	Eversource Energy	16,220
108	Exelon Corp.	4,584
137	FirstEnergy Corp.	5,453
95	IDACORP, Inc.	10,556

		52,432

	Electrical Equipment – 0.5%
92	Eaton Corp. PLC	15,375
123	Emerson Electric Co.	10,241
65	Hubbell, Inc.	17,506
76	Regal Rexnord Corp.	9,892

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
21	Rockwell Automation, Inc.	$5,952

		58,966

	Electronic Equipment, Instruments & Components – 0.8%
138	Advanced Energy Industries, Inc.	11,937
57	Amphenol Corp., Class A	4,302
293	Avnet, Inc.	12,089
182	Cognex Corp.	8,680
48	Corning, Inc.	1,595
35	Keysight Technologies, Inc.(a)	5,062
751	Knowles Corp.(a)	12,677
35	Littelfuse, Inc.	8,478
216	TE Connectivity Ltd.	26,432
13	Teledyne Technologies, Inc.(a)	5,387
14	Zebra Technologies Corp., Class A(a)	4,032

		100,671

	Energy Equipment & Services – 0.2%
133	Baker Hughes Co.	3,889
308	ChampionX Corp.	8,341
660	NOV, Inc.	11,055
87	Schlumberger NV	4,293

		27,578

	Entertainment – 2.1%
188	Activision Blizzard, Inc.(a)	14,610
55	Electronic Arts, Inc.	7,000
272	Netflix, Inc.(a)	89,741
222	Take-Two Interactive Software, Inc.(a)	27,592
848	Walt Disney Co.(a)	86,920
2,349	Warner Bros. Discovery, Inc.(a)	31,970

		257,833

	Financial Services – 2.2%
320	Block, Inc.(a)	19,453
320	Fiserv, Inc.(a)	39,078
25	FleetCor Technologies, Inc.(a)	5,348
166	Global Payments, Inc.	18,710
21	Jack Henry & Associates, Inc.	3,430
23	Mastercard, Inc., Class A	8,741
1,093	MGIC Investment Corp.	16,253
433	PayPal Holdings, Inc.(a)	32,908
397	Visa, Inc., Class A	92,394
263	Voya Financial, Inc.	20,114
50	WEX, Inc.(a)	8,867

		265,296

	Food Products – 0.9%
118	Campbell Soup Co.	6,407
185	Conagra Brands, Inc.	7,023
126	Darling Ingredients, Inc.(a)	7,506

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
100	General Mills, Inc.	$8,863
35	Hershey Co.	9,557
194	Hormel Foods Corp.	7,845
95	Ingredion, Inc.	10,086
38	J.M. Smucker Co.	5,868
141	Kellogg Co.	9,838
130	Kraft Heinz Co.	5,105
87	McCormick & Co., Inc.	7,643
245	Mondelez International, Inc., Class A	18,796

		104,537

	Gas Utilities – 0.2%
263	New Jersey Resources Corp.	13,581
107	ONE Gas, Inc.	8,234

		21,815

	Ground Transportation – 0.5%
318	CSX Corp.	9,744
22	J.B. Hunt Transport Services, Inc.	3,856
46	Norfolk Southern Corp.	9,339
68	Ryder System, Inc.	5,383
35	Saia, Inc.(a)	10,422
522	Uber Technologies, Inc.(a)	16,208
31	Union Pacific Corp.	6,067

		61,019

	Health Care Equipment & Supplies – 1.1%
117	Abbott Laboratories	12,925
13	Align Technology, Inc.(a)	4,229
137	Baxter International, Inc.	6,532
41	Becton Dickinson & Co.	10,837
11	Cooper Cos., Inc.	4,196
55	Edwards Lifesciences Corp.(a)	4,839
23	GE HealthCare Technologies, Inc.(a)	1,871
99	Globus Medical, Inc., Class A(a)	5,756
74	Haemonetics Corp.(a)	6,194
78	Intuitive Surgical, Inc.(a)	23,495
174	LeMaitre Vascular, Inc.	9,396
158	Medtronic PLC	14,370
38	Penumbra, Inc.(a)	10,796
30	Shockwave Medical, Inc.(a)	8,705
21	Stryker Corp.	6,293
9	Teleflex, Inc.	2,453

		132,887

	Health Care Providers & Services – 1.2%
146	Acadia Healthcare Co., Inc.(a)	10,554
44	Centene Corp.(a)	3,033
24	Chemed Corp.	13,230
44	Cigna Group	11,145
141	CVS Health Corp.	10,337

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
15	Elevance Health, Inc.	$7,030
88	Encompass Health Corp.	5,645
101	HCA Healthcare, Inc.	29,020
72	Henry Schein, Inc.(a)	5,818
9	Humana, Inc.	4,774
22	Laboratory Corp. of America Holdings	4,988
251	Select Medical Holdings Corp.	7,656
137	Tenet Healthcare Corp.(a)	10,045
36	UnitedHealth Group, Inc.	17,715

		140,990

	Health Care REITs – 0.1%
658	Physicians Realty Trust	9,489
46	Ventas, Inc.	2,210

		11,699

	Health Care Technology – 0.5%
1,004	Doximity, Inc., Class A(a)	36,897
161	Veeva Systems, Inc., Class A(a)	28,832

		65,729

	Hotel & Resort REITs – 0.0%
140	Host Hotels & Resorts, Inc.	2,264

	Hotels, Restaurants & Leisure – 2.0%
22	Booking Holdings, Inc.(a)	59,099
3	Chipotle Mexican Grill, Inc.(a)	6,203
115	Hilton Worldwide Holdings, Inc.	16,562
105	Marriott Vacations Worldwide Corp.	14,129
68	McDonald’s Corp.	20,111
156	Norwegian Cruise Line Holdings Ltd.(a)	2,083
468	Starbucks Corp.	53,488
234	Travel & Leisure Co.	8,955
39	Wingstop, Inc.	7,804
469	Yum China Holdings, Inc.	28,693
194	Yum! Brands, Inc.	27,272

		244,399

	Household Durables – 0.7%
42	DR Horton, Inc.	4,612
291	KB Home	12,752
114	Meritage Homes Corp.	14,598
566	PulteGroup, Inc.	38,007
299	Taylor Morrison Home Corp.(a)	12,884

		82,853

	Household Products – 0.5%
107	Church & Dwight Co., Inc.	10,392
78	Colgate-Palmolive Co.	6,224
350	Energizer Holdings, Inc.	11,701

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
230	Procter & Gamble Co.	$35,967

		64,284

	Independent Power & Renewable Electricity Producers – 0.1%
472	AES Corp.	11,168

	Industrial Conglomerates – 0.4%
119	3M Co.	12,640
126	General Electric Co.	12,470
104	Honeywell International, Inc.	20,784

		45,894

	Industrial REITs – 0.1%
67	Prologis, Inc.	8,392

	Insurance – 1.5%
29	Allstate Corp.	3,357
548	American International Group, Inc.	29,066
31	Assurant, Inc.	3,817
46	Chubb Ltd.	9,272
164	First American Financial Corp.	9,448
101	Hanover Insurance Group, Inc.	12,076
107	Hartford Financial Services Group, Inc.	7,596
42	Marsh & McLennan Cos., Inc.	7,568
75	Prudential Financial, Inc.	6,525
208	Reinsurance Group of America, Inc.	29,602
145	Selective Insurance Group, Inc.	13,968
75	Travelers Cos., Inc.	13,585
165	Willis Towers Watson PLC	38,214

		184,094

	Interactive Media & Services – 3.2%
722	Alphabet, Inc., Class A(a)	77,500
1,183	Alphabet, Inc., Class C(a)	128,024
648	Meta Platforms, Inc., Class A(a)	155,727
977	Pinterest, Inc., Class A(a)	22,471
272	Yelp, Inc.(a)	8,138

		391,860

	IT Services – 0.5%
54	Accenture PLC, Class A	15,136
145	Cognizant Technology Solutions Corp., Class A	8,658
44	International Business Machines Corp.	5,562
459	Shopify, Inc., Class A(a)	22,238
15	VeriSign, Inc.(a)	3,327

		54,921

	Leisure Products – 0.1%
498	Mattel, Inc.(a)	8,964
175	YETI Holdings, Inc.(a)	6,904

		15,868

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.5%
31	Agilent Technologies, Inc.	$4,198
162	Illumina, Inc.(a)	33,301
54	Repligen Corp.(a)	8,188
18	Thermo Fisher Scientific, Inc.	9,988
8	West Pharmaceutical Services, Inc.	2,890

		58,565

	Machinery – 1.5%
73	AGCO Corp.	9,048
23	Caterpillar, Inc.	5,032
35	Cummins, Inc.	8,226
36	Deere & Co.	13,609
63	Dover Corp.	9,208
92	Fortive Corp.	5,804
271	Graco, Inc.	21,488
19	Illinois Tool Works, Inc.	4,597
162	ITT, Inc.	13,679
126	Oshkosh Corp.	9,642
171	PACCAR, Inc.	12,772
109	Parker-Hannifin Corp.	35,412
189	SPX Technologies, Inc.(a)	12,036
155	Terex Corp.	6,911
139	Toro Co.	14,492

		181,956

	Media – 1.1%
8	Cable One, Inc.	6,067
81	Charter Communications, Inc., Class A(a)	29,865
992	Comcast Corp., Class A	41,039
390	Interpublic Group of Cos., Inc.	13,935
218	Liberty Broadband Corp., Class C(a)	18,482
169	New York Times Co., Class A	6,718
139	Omnicom Group, Inc.	12,589
177	Paramount Global, Class B	4,129

		132,824

	Metals & Mining – 0.3%
170	Alcoa Corp.	6,314
548	Cleveland-Cliffs, Inc.(a)	8,428
157	Commercial Metals Co.	7,330
61	Newmont Corp.	2,892
50	Reliance Steel & Aluminum Co.	12,390

		37,354

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
833	Invesco Mortgage Capital, Inc.	8,838
445	KKR Real Estate Finance Trust, Inc.	4,779

		13,617

	Multi-Utilities – 0.2%
112	Consolidated Edison, Inc.	11,028

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
44	DTE Energy Co.	$4,946
28	WEC Energy Group, Inc.	2,693

		18,667

	Office REITs – 0.4%
1,163	Brandywine Realty Trust	4,571
570	Corporate Office Properties Trust	13,047
387	Douglas Emmett, Inc.	4,985
516	Easterly Government Properties, Inc.	7,260
625	Highwoods Properties, Inc.	14,325
172	Kilroy Realty Corp.	5,029

		49,217

	Oil, Gas & Consumable Fuels – 1.8%
790	Antero Midstream Corp.	8,500
207	Antero Resources Corp.(a)	4,759
871	APA Corp.	32,096
71	Chevron Corp.	11,969
519	CNX Resources Corp.(a)	8,060
416	ConocoPhillips	42,802
359	EOG Resources, Inc.	42,890
163	Exxon Mobil Corp.	19,289
159	HF Sinclair Corp.	7,014
517	Kinder Morgan, Inc.	8,867
95	ONEOK, Inc.	6,214
75	Phillips 66	7,425
270	Range Resources Corp.	7,142
1,024	Southwestern Energy Co.(a)	5,315
38	Valero Energy Corp.	4,357
190	Williams Cos., Inc.	5,749

		222,448

	Passenger Airlines – 0.2%
235	Alaska Air Group, Inc.(a)	10,213
323	Delta Air Lines, Inc.(a)	11,082
764	JetBlue Airways Corp.(a)	5,455

		26,750

	Personal Care Products – 0.0%
18	Estee Lauder Cos., Inc., Class A	4,441

	Pharmaceuticals – 1.5%
143	Bristol-Myers Squibb Co.	9,548
29	Eli Lilly & Co.	11,480
70	Jazz Pharmaceuticals PLC(a)	9,833
201	Johnson & Johnson	32,904
152	Merck & Co., Inc.	17,551
211	Novartis AG, ADR	21,642
180	Novo Nordisk AS, ADR	30,076
156	Perrigo Co. PLC	5,802
254	Pfizer, Inc.	9,878

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
533	Roche Holding AG, ADR	$20,904
91	Zoetis, Inc.	15,996

		185,614

	Professional Services – 0.7%
23	Automatic Data Processing, Inc.	5,060
65	Concentrix Corp.	6,273
112	Equifax, Inc.	23,339
98	Exponent, Inc.	9,021
130	Korn Ferry	6,243
46	Leidos Holdings, Inc.	4,290
75	ManpowerGroup, Inc.	5,678
25	Paychex, Inc.	2,746
23	Paycom Software, Inc.(a)	6,679
52	Paylocity Holding Corp.(a)	10,051
100	TransUnion	6,881

		86,261

	Real Estate Management & Development – 0.4%
562	CBRE Group, Inc., Class A(a)	43,083
64	Jones Lang LaSalle, Inc.(a)	8,898

		51,981

	Residential REITs – 0.2%
36	AvalonBay Communities, Inc.	6,493
54	Camden Property Trust	5,943
136	Equity Residential	8,602

		21,038

	Retail REITs – 0.3%
955	Brixmor Property Group, Inc.	20,370
325	National Retail Properties, Inc.	14,138
32	Simon Property Group, Inc.	3,626

		38,134

	Semiconductors & Semiconductor Equipment – 2.5%
145	Advanced Micro Devices, Inc.(a)	12,959
79	Analog Devices, Inc.	14,210
22	Broadcom, Inc.	13,783
71	Cirrus Logic, Inc.(a)	6,091
459	Intel Corp.	14,257
174	Lattice Semiconductor Corp.(a)	13,868
68	Micron Technology, Inc.	4,376
522	NVIDIA Corp.	144,850
50	Qorvo, Inc.(a)	4,604
299	QUALCOMM, Inc.	34,923
51	Silicon Laboratories, Inc.(a)	7,104
90	Synaptics, Inc.(a)	7,970
90	Texas Instruments, Inc.	15,048
56	Universal Display Corp.	7,474

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
96	Wolfspeed, Inc.(a)	$4,469

		305,986

	Software – 5.3%
114	Adobe, Inc.(a)	43,042
39	ANSYS, Inc.(a)	12,243
29	Aspen Technology, Inc.(a)	5,133
290	Autodesk, Inc.(a)	56,489
26	Cadence Design Systems, Inc.(a)	5,446
32	Ceridian HCM Holding, Inc.(a)	2,031
198	Dynatrace, Inc.(a)	8,371
27	Intuit, Inc.	11,987
628	Microsoft Corp.	192,959
1,158	Oracle Corp.	109,686
69	Qualys, Inc.(a)	7,793
26	Roper Technologies, Inc.	11,824
470	Salesforce, Inc.(a)	93,234
15	ServiceNow, Inc.(a)	6,891
63	SPS Commerce, Inc.(a)	9,280
17	Synopsys, Inc.(a)	6,312
17	Tyler Technologies, Inc.(a)	6,444
292	Workday, Inc., Class A(a)	54,353

		643,518

	Specialized REITs – 0.2%
18	American Tower Corp.	3,679
33	Crown Castle, Inc.	4,062
7	Equinix, Inc.	5,069
149	VICI Properties, Inc.	5,057
89	Weyerhaeuser Co.	2,662

		20,529

	Specialty Retail – 0.6%
32	Asbury Automotive Group, Inc.(a)	6,191
65	Boot Barn Holdings, Inc.(a)	4,710
47	Dick’s Sporting Goods, Inc.	6,815
49	Five Below, Inc.(a)	9,671
61	Home Depot, Inc.	18,333
30	Lithia Motors, Inc.	6,627
19	Ross Stores, Inc.	2,028
130	TJX Cos., Inc.	10,246
67	Williams-Sonoma, Inc.	8,110

		72,731

	Technology Hardware, Storage & Peripherals – 0.7%
477	Apple, Inc.	80,937
177	Hewlett Packard Enterprise Co.	2,535
117	HP, Inc.	3,476

		86,948

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.6%
58	Crocs, Inc.(a)	$7,173
26	Deckers Outdoor Corp.(a)	12,463
151	NIKE, Inc., Class B	19,135
129	PVH Corp.	11,069
1,751	Under Armour, Inc., Class A(a)	15,531
879	Under Armour, Inc., Class C(a)	7,067

		72,438

	Trading Companies & Distributors – 0.2%
66	GATX Corp.	7,518
50	Watsco, Inc.	17,319

		24,837

	Water Utilities – 0.2%
103	American States Water Co.	9,141
37	American Water Works Co., Inc.	5,485
219	Essential Utilities, Inc.	9,352

		23,978

	Total Common Stocks (Identified Cost $7,005,155)	7,133,209

Principal Amount

Bonds and Notes – 4.0%
	Apartment REITs – 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,748

	Automotive – 0.1%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,839
2,000	Lear Corp., 4.250%, 5/15/2029	1,911
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,516

		10,266

	Banking – 0.6%
5,000	American Express Co., 3.700%, 8/03/2023	4,975
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,770
4,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	3,949
4,000	Bank of Nova Scotia, 3.400%, 2/11/2024	3,936
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,491
4,000	Citigroup, Inc., 4.600%, 3/09/2026	3,953
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,872

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$4,901
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,072
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	935
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,932
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,554
5,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	4,678
6,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	5,932
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,941
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,947
4,000	State Street Corp., 2.400%, 1/24/2030	3,482
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,313
4,000	Truist Bank, 3.200%, 4/01/2024	3,913
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,797

		75,343

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,433
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,567

		8,000

	Building Materials – 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,598
7,000	Owens Corning, 3.950%, 8/15/2029	6,656

		10,254

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,832

	Diversified Manufacturing – 0.1%
5,000	Eaton Corp., 4.150%, 3/15/2033	4,810
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,774

		6,584

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.2%
$3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$2,679
5,000	Duke Energy Corp., 3.750%, 4/15/2024	4,919
6,000	Entergy Corp., 0.900%, 9/15/2025	5,466
4,000	Exelon Corp., 4.050%, 4/15/2030	3,840
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,093
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,697
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,887

		27,581

	Environmental – 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,208
4,000	Waste Management, Inc., 2.950%, 6/01/2041	3,070

		6,278

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,853
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,460

		5,313

	Food & Beverage – 0.1%
6,000	Coca-Cola Co., 1.450%, 6/01/2027	5,457
5,000	General Mills, Inc., 4.000%, 4/17/2025	4,938
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,776
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,588

		16,759

	Government Owned - No Guarantee – 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,602
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,360

		10,962

	Health Care REITs – 0.0%
4,000	Welltower OP LLC, 2.800%, 6/01/2031	3,358

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.1%
$4,000	Elevance Health, Inc., 4.101%, 3/01/2028	$3,941
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,308

		7,249

	Healthcare – 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	977
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,963
2,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	1,923
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,903
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,795

		9,561

	Integrated Energy – 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,870
3,000	Shell International Finance BV, 6.375%, 12/15/2038	3,493

		8,363

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,005
3,000	Manulife Financial Corp., 3.703%, 3/16/2032	2,784

		4,789

	Mortgage Related – 0.9%
10,387	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	8,643
17,708	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	15,342
13,198	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	11,856
13,506	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	12,551
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	914
13,383	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	11,158
19,243	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(b)	16,673
19,339	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	17,466
10,101	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	9,405
5,544	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	5,307

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$448	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	$444
4,778	Government National Mortgage Association, 3.000%, 6/20/2052	4,360

		114,119

	Natural Gas – 0.0%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,510

	Office REITs – 0.1%
3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	2,894
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,783
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	3,021

		7,698

	Other REITs – 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,583

	Pharmaceuticals – 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,885
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,702
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,827

		10,414

	Property & Casualty Insurance – 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,770

	Railroads – 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	6,617

	Restaurants – 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,325

	Retail REITs – 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,877
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,580

		3,457

	Retailers – 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,810

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – continued
$6,000	TJX Cos., Inc., 1.150%, 5/15/2028	$5,242

		8,052

	Technology – 0.2%
5,000	Apple, Inc., 2.500%, 2/09/2025	4,850
2,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	1,826
2,000	Intel Corp., 2.450%, 11/15/2029	1,764
4,000	International Business Machines Corp., 4.000%, 6/20/2042	3,430
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,834
5,000	Oracle Corp., 2.950%, 5/15/2025	4,818
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,839

		23,361

	Treasuries – 0.6%
8,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	4,663
5,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	3,987
4,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,185
12,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	10,250
16,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	13,987
7,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	6,110
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	7,012
26,000	U.S. Treasury Notes, 0.375%, 11/30/2025	23,810

		73,004

	Utility Other – 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,355

	Wireless – 0.0%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,309

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,491
5,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	5,033

		6,524

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $528,713)	$488,338

Shares

Exchange-Traded Funds – 8.9%
14,730	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,091,023)	1,086,927

Mutual Funds – 14.3%
50,288	WCM Focused Emerging Markets Fund, Institutional Class	656,262
49,746	WCM Focused International Growth Fund, Institutional Class	1,087,439

	Total Mutual Funds (Identified Cost $1,992,462)	1,743,701

Affiliated Mutual Funds – 10.6%
822	Loomis Sayles Inflation-Protected Securities Fund, Class N	8,183
22,135	Mirova Global Green Bond Fund, Class N	183,059
92,615	Mirova International Sustainable Equity Fund, Class N	1,095,633

	Total Affiliated Mutual Funds (Identified Cost $1,413,360)	1,286,875

Principal Amount

Short-Term Investments – 4.0%
$485,145	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $485,230 on 5/01/2023 collateralized by $450,200 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $495,227 including accrued interest(d) (Identified Cost $485,145)	485,145

	Total Investments – 100.4% (Identified Cost $12,515,858)	12,224,195
	Other assets less liabilities – (0.4)%	(49,511)

	Net Assets – 100.0%	$12,174,684

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $2,761 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$—	$8,272	$194	$—	$105	$8,183	822	$26
Mirova Global Green Bond Fund, Class N	163,690	24,654	5,214	(942)	871	183,059	22,135	—
Mirova International Sustainable Equity Fund, Class N	985,044	95,939	15,478	(1,712)	31,840	1,095,633	92,615	1,686

	$1,148,734	$128,865	$20,886	$(2,654)	$32,816	$1,286,875	115,572	$1,712

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,133,209	$—	$—	$7,133,209
Bonds and Notes*	—	488,338	—	488,338
Exchange-Traded Funds	1,086,927	—	—	1,086,927
Mutual Funds	1,743,701	—	—	1,743,701
Affiliated Mutual Funds	1,286,875	—	—	1,286,875
Short-Term Investments	—	485,145	—	485,145

Total	$11,250,712	$973,483	$—	$12,224,195

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	90.8%
Fixed Income	5.6
Short-Term Investments	4.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%